Receivables, Prepayments and Other Assets - Schedule of Accounts Receivable (Details) - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025
Current:
Trade receivables, other than related parties	$ 719	$ 1,041
Other receivables	247	254
Unbilled accounts receivable	88	63
Receivables from government grants	225	167
Other current financial assets	68	53
Total	1,347	1,578
Non-current:
Unbilled accounts receivable	18	18
Advances to suppliers	164	173
Receivables from government grants	208	100
Equity investments	105	101
Other	111	106
Receivables, prepayments and other assets	$ 606	$ 498